NOTE 6 - Inventory	12 Months Ended
Dec. 31, 2025
Notes
NOTE 6 - Inventory:	NOTE 6 -Inventory:
	As at December 31,
	2025	2024
Raw materials	839	557
Work in progress	2,511	2,287
Finished goods	1,209	811
Total	4,559	3,655